Business Combinations and Disposal Group Held for Sale - Summary of Purchase Price Allocation (Details) - USD ($) $ in Millions	Mar. 13, 2020	May 23, 2019	Apr. 01, 2019	Nov. 16, 2018	Oct. 11, 2018	May 22, 2018	Sep. 08, 2017
Brilliant Basics Holdings Limited
Disclosure Of Business Combinations [Line Items]
Intangible assets - customer contracts and relationships							$ 2
Total assets acquired							2
Goodwill							5
Total purchase price							7
Brilliant Basics Holdings Limited | Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible assets - customer contracts and relationships							2
Total assets acquired							$ 2
WongDoody Holding Company Inc.
Disclosure Of Business Combinations [Line Items]
Net assets						$ 5
Intangible assets - customer contracts and relationships						20
Total assets acquired						26
Goodwill						25
Total purchase price						51
Intangible assets – Trade name						1
WongDoody Holding Company Inc. | Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets						5
Total assets acquired						5
WongDoody Holding Company Inc. | Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible assets - customer contracts and relationships						20
Total assets acquired						21
Intangible assets – Trade name						$ 1
Fluido Oy
Disclosure Of Business Combinations [Line Items]
Net assets					$ 2
Intangible assets - customer contracts and relationships					21
Deferred tax liabilities on intangible assets					(7)
Total assets acquired					28
Goodwill					32
Total purchase price					60
Intangible assets – Salesforce Relationships					8
Intangible assets – Brand					4
Fluido Oy | Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets					2
Total assets acquired					2
Fluido Oy | Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible assets - customer contracts and relationships					21
Deferred tax liabilities on intangible assets					(7)
Total assets acquired					26
Intangible assets – Salesforce Relationships					8
Intangible assets – Brand					$ 4
Infosys Compaz Pte Limited
Disclosure Of Business Combinations [Line Items]
Net assets				$ 13
Intangible assets - customer contracts and relationships				6
Deferred tax liabilities on intangible assets				(1)
Total assets acquired				18
Total purchase price				11
Less: Non-controlling interests				(7)
Infosys Compaz Pte Limited | Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets				13
Total assets acquired				13
Infosys Compaz Pte Limited | Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible assets - customer contracts and relationships				6
Deferred tax liabilities on intangible assets				(1)
Total assets acquired				$ 5
HIPUS Co. Ltd.
Disclosure Of Business Combinations [Line Items]
Net assets			$ 6
Intangible assets - customer contracts and relationships			17
Deferred tax liabilities on intangible assets			(5)
Total assets acquired			18
Goodwill			16
Total purchase price			30
Less: Non-controlling interests			(4)
HIPUS Co. Ltd. | Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets			6
Total assets acquired			6
HIPUS Co. Ltd. | Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible assets - customer contracts and relationships			17
Deferred tax liabilities on intangible assets			(5)
Total assets acquired			$ 12
Stater N.V
Disclosure Of Business Combinations [Line Items]
Net assets		$ 78
Intangible assets - customer contracts and relationships		79
Deferred tax liabilities on intangible assets		(20)
Total assets acquired		156
Goodwill		57
Total purchase price		171
Intangible assets – Brand		3
Less: Non-controlling interests		(42)
Intangible assets - Technology		16
Stater N.V | Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets		78
Total assets acquired		78
Stater N.V | Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible assets - customer contracts and relationships		79
Deferred tax liabilities on intangible assets		(20)
Total assets acquired		78
Intangible assets – Brand		3
Intangible assets - Technology		$ 16
Outbox systems Inc. dba Simplus
Disclosure Of Business Combinations [Line Items]
Net assets	$ 3
Intangible assets - customer contracts and relationships	20
Deferred tax liabilities on intangible assets	(20)
Total assets acquired	61
Goodwill	130
Total purchase price	191
Intangible assets – Salesforce Relationships	43
Intangible assets – Brand	15
Outbox systems Inc. dba Simplus | Acquiree Carrying Amount
Disclosure Of Business Combinations [Line Items]
Net assets	3
Total assets acquired	3
Outbox systems Inc. dba Simplus | Fair Value Adjustments
Disclosure Of Business Combinations [Line Items]
Intangible assets - customer contracts and relationships	20
Deferred tax liabilities on intangible assets	(20)
Total assets acquired	58
Intangible assets – Salesforce Relationships	43
Intangible assets – Brand	$ 15